Schedule of exposure to the price risk (Details) - Number	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Variation of the result for the year	49	34
Shares [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	15	4
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	28	21
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	2	(0)
Investment funds [member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	4	9